Summary of Option Activity Under Stock Option Plan (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Outstanding, Shares, Beginning of Period	15,398,221	9,005,112
Options Outstanding, Shares, Options granted	1,341,550	7,619,040
Options Outstanding, Shares, Options exercised	(1,135,956)	(1,082,288)
Options Outstanding, Shares, Options canceled	(7,578)	(13,671)
Options Outstanding, Shares, Options forfeited	(261,897)	(129,972)
Options Outstanding, Shares, End of Period	15,334,340	15,398,221
Options Outstanding, Vested and Expected to Vest, Shares	14,341,565	14,456,664
Options Outstanding, Shares, Exercisable	7,938,908	7,131,804
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 4.92	$ 1.63
Options Outstanding, Weighted Average Exercise Price, Options granted	$ 23.18	$ 8.21
Options Outstanding, Weighted Average Exercise Price, Options exercised	$ 1.47	$ 0.56
Options Outstanding, Weighted Average Exercise Price, Options canceled	$ 6.81	$ 2.65
Options Outstanding, Weighted Average Exercise Price, Options forfeited	$ 8.51	$ 6.28
Options Outstanding, Weighted Average Exercise Price, End of Period	$ 6.71	$ 4.92
Options Outstanding, Vested and Expected to Vest, Weighted Average Exercise Price Per Share	$ 6.43	$ 4.70
Options Outstanding, Weighted Average Exercise Price Per Share, Exercisable	$ 2.96	$ 1.61
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Options Outstanding, Aggregate Intrinsic Value, End of Period	$ 989,592	$ 114,243
Options Outstanding, Vested and Expected to Vest, Aggregate Intrinsic Value	929,520	110,395
Options Outstanding, Aggregate Intrinsic Value, Exercisable	$ 542,102	$ 76,532